CONTRACT LIABILITY (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
MORTGAGE PAYABLE
Opening balance	$ 226,903	$ 0
Additions	0	244,133
Changes in exchange rates	8,123	0
Revenue recognized from contract liability	(17,230)	(49,330)
Ending balance	185,696	226,903
Current portion	50,771	48,832
Long-term portion	$ 134,925	$ 178,071